Assets Held for Sale and Discontinued Operations - Summary of Result of Discontinued Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Cost of sales	$ 9,868	$ 8,745
Gross profit	5,143	8,571
Other operating income	(206)	(1,102)
Profit from continuing operations before taxes	3,916	5,609
Loss from discontinued operations before taxes	(28)	(956)
Loss from discontinued operations	(26)	(772)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	143	1,597
Cost of sales	161	1,291
Gross profit	(18)	306
Asset impairment	0	(1,243)
Other operating income	0	6
Profit from continuing operations before taxes	(18)	(931)
Net finance expense	(2)	(25)
Loss on sale	(8)	0
Recovery of income taxes	(2)	(184)
Loss from discontinued operations	$ (26)	$ (772)